Employee benefits - Average Life Expectancy After Retirement (Details) - Defined benefit retirement plans	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Germany
Disclosure of defined benefit plans [line items]
Male	21 years	21 years
Female	24 years	24 years
Male	21 years	21 years
Female	24 years	24 years
SWEDEN
Disclosure of defined benefit plans [line items]
Male	22 years	22 years
Female	24 years	24 years
Male	22 years	22 years
Female	24 years	24 years
AUSTRIA
Disclosure of defined benefit plans [line items]
Male	23 years	23 years
Female	26 years	25 years
Male	23 years	23 years
Female	26 years	25 years
Italy
Disclosure of defined benefit plans [line items]
Male	21 years	19 years
Female	22 years	22 years
Male	21 years	19 years
Female	22 years	22 years
SWITZERLAND
Disclosure of defined benefit plans [line items]
Male	21 years
Female	24 years
Male	21 years
Female	24 years